Short term loans	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
SHORT TERM LOANS

Note 12 — SHORT TERM LOANS

Short term loans consisted of the following loans:

Lender	December 31, 2019	Term	Effective Interest Rate
Longwan Rural Commercial Bank Shacheng Branch	$287,282	August 09, 2019 to August 08, 2020	4.50%
Industrial and Commercial Bank of China	574,564	August 15, 2019 to August 15, 2020	4.35%
Total	$861,846

Lender	December 31, 2018	Term	Effective Interest Rate
Bank of China Longwan Branch	$202,894	April 13, 2016 to April 14, 2019*	5.70%
Bank of China Longwan Branch	186,168	June 8, 2016 to April 14, 2019*	5.70%
Industrial and Commercial Bank of China -Wenzhou Branch	727,220	July 17, 2018 to July 17, 2019	6.04%
Longwan Rural Commercial Bank Shacheng Branch	290,888	July 23, 2018 to July 17, 2019	8.71%
Longwan Rural Commercial Bank Shacheng Branch	290,888	July 25, 2018 to July 17, 2019	8.71%
Total	$1,698,058

All principal of the above loans as of December 31, 2019 are due upon maturity and interest payments are due on a monthly basis. All bank loans as of December 31, 2018 were fully repaid upon maturity. For these loans, the outstanding balances as of December 31, 2019 and 2018 were guaranteed by the Group's officer's immediate family members and unrelated third parties. Interest expense for these loans was $106,001, $91,977 and $48,730 for the years ended December 31, 2019, 2018 and 2017, respectively.